Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	BROWN & BROWN, INC. EMPLOYEE SAVINGS PLAN
Entity Tax Identification Number	59-0864469
EBP, Plan Number	002
Current Value	$ 1,986,128,459
Notes receivable from participants	20,539,844
Investment, Identifier [Axis]: Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 71,341,774
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Bond Market Index Fund [Member]
Investment, Identifier [Axis]: Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78,214,110
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Common Stock Fund [Member]
Investment, Identifier [Axis]: Diversified Real Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,834,021
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Diversified Real Fund [Member]
Investment, Identifier [Axis]: Europacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 63,611,965
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Europacific Growth Fund [Member]
Investment, Identifier [Axis]: Fed Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,327,509
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Fed Money Market Fund [Member]
Investment, Identifier [Axis]: Galliard Stable Return Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 66,624,834
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Galliard Stable Return Fund E [Member]
Investment, Identifier [Axis]: Government Money Investment
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Government Money Investment [Member]
Investment, Identifier [Axis]: Growth and Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 166,605,350
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Growth And Income Fund [Member]
Investment, Identifier [Axis]: Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 134,981,729
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Income Fund [Member]
Investment, Identifier [Axis]: Inflation-Protected Security Investors Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 45,131,821
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Inflation Protected Security Investors Fund [Member]
Investment, Identifier [Axis]: Institutional Index Instl Pl Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 369,024,739
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Institutional Index Instl Pl Fund [Member]
Investment, Identifier [Axis]: International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131,196,860
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	International Stock Index Fund [Member]
Investment, Identifier [Axis]: Intl Diversification Cl R6 Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 110,765,965
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Intl Diversification Cl R6 Value Fund [Member]
Investment, Identifier [Axis]: JPM Chase Bank LGCP Growth CF-A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 166,094,462
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	JPM Chase Bank LGCP Growth CF A [Member]
Investment, Identifier [Axis]: Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 58,164,338
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Mid Cap Index Fund [Member]
Investment, Identifier [Axis]: Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 45,527,597
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Mid Cap Value Fund [Member]
Investment, Identifier [Axis]: Participant-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 95,341,233
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Participant Directed Brokerage Accounts [Member]
Investment, Identifier [Axis]: Select Mid Cap Growth I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 27,058,769
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Select Mid Cap Growth I Fund [Member]
Investment, Identifier [Axis]: Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,146,058
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Small Cap Growth Fund [Member]
Investment, Identifier [Axis]: Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 67,095,265
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Small Cap Index Fund [Member]
Investment, Identifier [Axis]: Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,208,068
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Small Cap Value Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,300,227
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2020 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,556,567
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2025 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,686,181
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2030 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 31,957,777
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2035 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,947,733
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2040 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,287,513
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2045 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,938,523
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2050 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,075,680
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2055 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,565,425
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2060 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,773,238
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2065 Fund [Member]
Investment, Identifier [Axis]: Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 788,078
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement 2070 Fund [Member]
Investment, Identifier [Axis]: Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,415,204
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Target Retirement Income Fund [Member]
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%